Net Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition. The Company believes these categories best depict how the nature, timing, and uncertainty of revenue cash flows are affected by economic factors.

	2019	2020	2021
Type of goods and services:
Wafer fabrication	$5,442,550	$4,440,291	$6,204,068
Engineering and other pre-fabrication services	370,238	410,214	381,011
	$5,812,788	$4,850,505	$6,585,079

Timing of revenue recognition:
Revenue recognized over time	$5,736,926	$4,227,448	$356,862
Revenue recognized at a point in time	75,862	623,057	6,228,217
	$5,812,788	$4,850,505	$6,585,079